CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ (252,236)	$ (355,419)	$ (1,077,427)	$ (1,853,300)
Franchise tax	(4,500)	(11,050)	(21,297)	(163,296)
LOSS FROM OPERATIONS	(256,736)	(366,469)	(1,098,724)	(2,016,596)
Other income (expense):
Interest earned and unrealized loss on marketable securities held in Trust Account		189,160
Interest earned on marketable securities held in Trust Account			372,050	1,566,410
Change in fair value of forward purchase agreement	665,116	43,101	(235,095)
TOTAL INCOME (LOSS) BEFORE INCOME TAXES	408,380	(134,208)	(961,769)	(450,186)
Income Tax Expense		(37,403)	(72,824)	(250,739)
NET INCOME (LOSS)	408,380	(171,611)	(1,034,593)	(700,925)
Common stock subject to possible redemption
Other income (expense):
NET INCOME (LOSS)	$ 32,684	$ (64,597)	$ (212,955)	$ (542,232)
Basic Weighted average shares outstanding	282,823	1,962,419	842,606	11,058,904
Diluted Weighted average shares outstanding	282,823	1,962,419	842,606	11,058,904
Basic net (loss) income per share	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Diluted net (loss) income per share	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Common stock not subject to possible redemption
Other income (expense):
NET INCOME (LOSS)	$ 375,696	$ (107,014)	$ (821,638)	$ (158,693)
Basic Weighted average shares outstanding	3,251,000	3,251,000	3,251,000	3,236,578
Diluted Weighted average shares outstanding	3,251,000	3,251,000	3,251,000	3,236,578
Basic net (loss) income per share	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)
Diluted net (loss) income per share	$ 0.12	$ (0.03)	$ (0.25)	$ (0.05)